Condensed Consolidated Statements of Redeemable Convertible Preferred Stock and Stockholders' Equity (Deficit) - USD ($)		Total	Redeemable convertible preferred stock [Member]	Cumulative Effect, Period of Adoption, Adjustment	Common Stock [Member]	Additional Paid-In Capital	Accumulated Other Comprehensive Income	Accumulated Deficit	Accumulated Deficit Cumulative Effect, Period of Adoption, Adjustment
Balance at Jan. 31, 2018		$ (231,713,000)	$ 290,316,000			$ 10,463,000	$ (11,000)	$ (242,165,000)
Balance (in Shares) at Jan. 31, 2018			118,428,814		2,436,734
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs			$ 215,169,000
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs (in shares)			39,519,739
Issuance of common stock warrants in connection with Series H-1 redeemable convertible preferred stock		1,454,000				1,454,000
Issuance of common stock upon exercise of vested stock options		$ 1,367,000			$ 1,000	1,366,000
Issuance of common stock upon exercise of vested stock options (Shares)		3,853,935			3,794,964
Issuance of common stock related to early exercise of stock options		$ 0	$ 0		$ 0	0	0	0
Issuance of common stock upon early exercise of stock options (shares)					58,971
Issuance of restricted common stock					$ 797,280
Vesting of early exercised stock options		4,000				4,000
Stock-based compensation		1,706,000				1,706,000
Net income (loss)		(108,087,000)						(108,087,000)
Other comprehensive income		(106,000)					(106,000)
Balance at Jan. 31, 2019		(335,375,000)	$ 505,485,000		$ 1,000	14,993,000	(117,000)	(350,252,000)
Balance (in Shares) at Jan. 31, 2019			157,948,553		7,087,949
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs			$ 14,756,000
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs (in shares)			2,634,650
Issuance of common stock warrants in connection with Series H-1 redeemable convertible preferred stock		185,000				185,000
Issuance of common stock upon exercise of vested stock options		$ 2,201,000				2,201,000
Issuance of common stock upon exercise of vested stock options (Shares)		4,830,469			4,795,588
Issuance of common stock related to early exercise of stock options		$ 0	$ 0		$ 0	0	0	0
Issuance of common stock upon early exercise of stock options (shares)					34,881
Vesting of early exercised stock options		15,000				15,000
Stock-based compensation		2,937,000				2,937,000
Net income (loss)		(134,327,000)						(134,327,000)
Other comprehensive income		154,000					154,000
Balance at Jan. 31, 2020		(462,021,000)	$ 520,241,000	$ 2,189,000	$ 1,000	20,331,000	37,000	(482,390,000)	$ 2,189,000
Balance (in Shares) at Jan. 31, 2020	[1]		160,583,203		11,918,418
Issuance of common stock upon exercise of vested stock options		436,000				436,000
Issuance of common stock upon exercise of vested stock options (Shares)	[1]				1,071,203
Vesting of early exercised stock options		10,000				10,000
Stock-based compensation		910,000				910,000
Net income (loss)		(30,098,000)						(30,098,000)
Other comprehensive income		(56,000)					(56,000)
Balance at Apr. 30, 2020		(490,819,000)	$ 520,241,000		$ 1,000	21,687,000	(19,000)	(512,488,000)
Balance (in Shares) at Apr. 30, 2020	[1]		160,583,203		12,989,621
Balance at Jan. 31, 2020		(462,021,000)	$ 520,241,000	$ 2,189,000	$ 1,000	20,331,000	37,000	(482,390,000)	$ 2,189,000
Balance (in Shares) at Jan. 31, 2020	[1]		160,583,203		11,918,418
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs			$ 95,456,000
Issuance of redeemable convertible preferred stock and common warrants, net of issuance costs (in shares)			22,351,054
Issuance of common stock warrants in connection with Series H-1 redeemable convertible preferred stock		31,547,000				31,547,000
Beneficial conversion feature in connection with Series H-1 redeemable preferred stock		60,377,000	$ (60,377,000)			60,377,000
Accretion of beneficial conversion feature in connection with Series H-1 redeemable preferred stock		(60,377,000)	60,377,000			(60,377,000)
Issuance of common stock upon exercise of vested stock options		$ 5,644,000			$ 1,000	5,643,000
Issuance of common stock upon exercise of vested stock options (Shares)		11,042,592			10,363,603
Issuance of common stock related to early exercise of stock options		$ 0	0		$ 0	0	0	0
Issuance of common stock upon early exercise of stock options (shares)					679,011
Vesting of early exercised stock options		268,000				268,000
Stock-based compensation		4,947,000				4,947,000
Net income (loss)		(197,024,000)						(197,024,000)
Other comprehensive income		118,000					118,000
Balance at Jan. 31, 2021		(616,521,000)	$ 615,697,000		$ 2,000	62,736,000	155,000	(679,414,000)
Balance (in Shares) at Jan. 31, 2021	[1]		182,934,257		22,961,032
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization, including impact of Series H-1 paid in kind dividend		615,697,000	$ (615,697,000)		$ 20,000	615,677,000
Conversion of redeemable convertible preferred stock into common stock in connection with the reverse recapitalization, including impact of Series H-1 paid in kind dividend (Shares)	[1]		(182,934,257)		194,060,336
Reclassification of Legacy ChargePoint preferred stock warrant liability upon the reverse recapitalization		66,606,000				66,606,000
Issuance of common stock upon the reverse recapitalization, net of issuance costs		200,466,000			$ 6,000	200,460,000
Issuance of common stock upon the reverse recapitalization, net of issuance costs (Shares)	[1]				60,746,989
Issuance of common stock upon exercise of warrants		225,376,000			$ 1,000	225,375,000
Issuance of common stock upon exercise of warrants (Shares)	[1]				9,766,774
Contingent earnout liability recognized upon the closing of the reverse recapitalization		(828,180,000)				(828,180,000)
Issuance of earnout shares upon triggering events, net of tax withholding		488,305,000			$ 2,000	488,303,000
Issuance of earnout shares upon triggering events, net of tax withholding (Shares)	[1]				17,539,657
Reclassification of remaining contingent earnout liability upon triggering event		242,640,000				242,640,000
Vesting of early exercised stock options		78,000				78,000
Repurchase of early exercised common stock (Shares)	[1]				(1,588)
Stock-based compensation		7,577,000				7,577,000
Net income (loss)		82,289,000						82,289,000
Other comprehensive income		7,000					7,000
Balance at Apr. 30, 2021		$ 484,340,000			$ 31,000	$ 1,081,272,000	$ 162,000	$ (597,125,000)
Balance (in Shares) at Apr. 30, 2021	[1]				305,073,200

[1]	The shares of the Company's common and redeemable convertible preferred stock, prior to the Merger (as defined in Note 1) have been retroactively restated to reflect the exchange ratio of approximately 0.9966 established in the Merger as described in Note 3.